CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Cash flows from operating activities:
Net loss	$ (2,955,367)	$ (4,171,178)
Allowance for accounts receivable	(317,232)	1,890,745
Allowance for advances to suppliers	1,349,917	92,198
Allowance for prepaid expenses and other current assets	148,975	(3,659)
Allowance for inventories	(186,505)	0
Depreciation expense	718,862	782,906
Loss on disposal of property and equipment	0	497
Amortization of operating lease right-of-use assets	48,682	56,153
Amortization of intangible assets and land use right	105,898	100,514
Depreciation of biological assets	466,256	401,621
Deferred income taxes	(8,982)	0
Amortization of deferred revenue	(40,936)	(49,252)
Amortization of debts issuance costs	0	124,167
Interest expenses	212,277	0
Changes in operating assets and liabilities:
Accounts receivable	(3,748,263)	(3,462,885)
Inventory	(1,163,768)	(2,493,735)
Advances to suppliers	8,878,992	(33,081,045)
Prepaid expenses and other current assets	(67,605)	(317,769)
Accounts payable	(2,562,091)	10,523,215
Operating lease liabilities	(31,994)	966
Taxes payable	(1,116)	(137,337)
Accrued expenses and other current liabilities	(1,425,200)	457,757
Net cash used in operating activities	(579,200)	(29,286,121)
Cash flows from investing activities:
Other receivables	$ 25,000	(999,865)
Purchase of treasury shares	(430)
Purchase of property, plant and equipment	$ (122)	(9,862)
Acquisition of a subsidiary, net of cash	0	620
Net cash provided by (used in) investing activities	24,448	(1,009,107)
Cash flows from financing activities:
Proceeds from convertible notes	0	3,000,000
Proceeds from issuance of shares and warrants	0	7,820,433
Proceeds from warrants exercised	145,290	0
Proceeds from related parties loans	361,528	235,477
Repayment of bank loans	(23,128)	(1,502,577)
Proceeds from bank loans	0	2,151,525
Net cash provided by financing activities	483,690	11,704,858
Effect of exchange rate changes on cash	1,976	1,219,847
Net decrease in cash	(69,086)	(17,370,523)
Cash, beginning of period	195,502	18,046,872
Cash, end of period	126,416	676,349
Supplemental disclosure information:
Cash paid for income tax	11	6,319
Cash paid for interest	36,715	126,503
Supplemental non-cash activities:
Issuance of shares for acquisition	$ 0	$ 18,373,771